Note 4 - Inventories	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Inventory Disclosure [Text Block]
4.	Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2016	2017
Bunkers	1,231,188	1,312,116
Lubricants	1,577,935	1,450,183

Total	2,809,123	2,762,299